Equity, Capital and Other Interests Equity, Capital and Other Interests Text (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013
Additional Common Shares Authorized				6,000,000
Stock Issued During Period, Shares, New Issues	3,200,000	3,900,000	6,200,000
Average Price Per Common Share Issued	$ 60.59	$ 52.23	$ 47.45
Stock Issued During Period, Value, New Issues	$ 192,300,000	$ 201,900,000	$ 291,900,000
Payment of offering costs	39,359,000	3,596,000	4,657,000
Units Issued During Period New Issues	3,200,000	3,900,000	6,200,000
Common Stock Capital Shares Reserved For Future Issuance Under Share Offering Program	17,000,000
Common Shares Added To Atm Program	5,700,000
Shares not settled		500,000
Consideration From Shares Not Settled		28,500,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	12,980,741
Stock Repurchase Program, Remaining Authorized Repurchase Amount	464,600,000
Repurchased and retired	0	0	(58,130)
Treasury Stock Acquired, Average Cost Per Share			$ 32.46
Value Of Stock Repurchased And Retired			1,900,000
Issuance Of Units To Noncontrolling Interests	1,081,797		188,571
Price Per Unit Issued	$ 61.57		$ 39.15
Properties acquired	1	21	1
Proceeds from Issuance of Common Limited Partners Units	66,600,000		7,400,000
Partially Owned Properties Acquired Properties	1	3	2
Partially Owned Units Acquired Units		1,351	432
Business Acquisition, Cost of Acquired Entity, Purchase Price	1,047,545,000	1,597,111,000
Reduction Of Paid In Capital	1,300,000	4,800,000	16,900,000
Reduction In Partially Owned Properties	1,300,000	8,000,000	200,000
Partially owned development projects acquired from outside partner			1
Land parcels acquired from outside partner			1
Issuance Of Units To Noncontrolling Interests to Buyout Interest			1,129
Issue Price Operating Partnership Unit	66,600,000	0	8,200,000
partially owned properties increase in ownership number of properties			3
Issuance Price OP Units to Increase Ownership			800,000
Cash Consideration Equity Buyout			15,300,000
Reduction In Other Liabilities			200,000
Public Offering [Member]
Stock Issued During Period, Shares, New Issues	21,850,000
Average Price Per Common Share Issued	$ 54.75
Stock Issued During Period, Value, New Issues	1,200,000,000
Payment of offering costs	35,900,000
Units Issued During Period New Issues	21,850,000
General And Limited Partner [Member]
Repurchased and retired	0	0	(58,130)
Partner Buyout [Member]
Business Acquisition, Cost of Acquired Entity, Purchase Price		12,800,000	700,000
Issue Price Operating Partnership Unit			50,000
Joint Venture Partner [Member]
Business Acquisition, Cost of Acquired Entity, Purchase Price		75,700,000
Issuance Of Units To Noncontrolling Interests to Buyout Interest			15,948
Limited Partner [Member]
Issue Price Operating Partnership Unit	$ 66,600,000	$ 0	$ 8,200,000